Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
16. Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards related to fair value measurements include a hierarchy for information and valuations used in measuring fair value that is broken down into three levels based on reliability, as follows:

•	Level 1 – observable inputs such as quoted prices in active markets for identical assets and liabilities;

•	Level 2 – inputs other than quoted prices for identical assets in active markets that are observable either directly or indirectly; and

•	Level 3 – unobservable inputs in which there is little or no market data which requires the use of valuation techniques and the development of assumptions.
The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in millions):

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$109	$—	$109

Total assets recorded at fair value	$—	$109	$—	$109

Liabilities
Interest rate swaps	$—	$5	$—	$5
Contingent consideration liability	—	—	13	13
Seller Earnouts liability	—	—	122	122
Tax receivable agreement liability (1)	—	—	533	533

Total liabilities recorded at fair value	$—	$5	$668	$673

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$134	$—	$134

Total assets recorded at fair value	$—	$134	$—	$134

Liabilities
Contingent consideration liability	—	—	13	13
Seller Earnouts liability	—	—	96	96
Tax receivable agreement liability (1)	—	—	532	532

Total liabilities recorded at fair value	$—	$—	$641	$641

(1)	Excludes the portion of liability related to the exchanges of Class A Units not measured at fair value on a recurring basis.
Derivatives
The valuations of the derivatives intended to mitigate our interest rate risk are determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each instrument. This analysis utilizes observable market-based inputs, including interest rate curves, interest rate volatility, or spot and forward exchange rates, and reflects the contractual terms of these instruments, including the period to maturity. In addition, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, are incorporated in the fair values to account for potential non-performance
risk.
Contingent Consideration
The contingent consideration liabilities relate to an acquisition completed by the Predecessor in 2018, and are included in Other current liabilities and Other liabilities on the Condensed Consolidated Balance Sheets. The fair value of these liabilities is determined using a discounted cash flow analysis. Changes in the fair value of the liabilities are included in Other (income) expense, net in the Condensed Consolidated Statements of Comprehensive Income (Loss). Significant unobservable inputs are used in the assessment of fair value, including assumptions regarding discount rates and probability assessments based on the likelihood of reaching the various targets set out in the acquisition agreements.
The following table summarizes the changes in deferred contingent consideration liabilities (in millions):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Beginning balance	$13	$33
Measurement period adjustments	—	(2)
Accretion of contingent consideration	—	1
Remeasurement of acquisition-related contingent consideration	—	—
Payments	—	—

Ending Balance	$13	$32

Non-Recurring
Fair Value Measurements
The Company’s financial liabilities not measured at fair value on a recurring basis are as follows (in millions):

	March 31, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Current portion of long-term debt, net	$25	$25	$31	$31
Long-term debt, net	2,791	2,782	2,792	2,780

Total	$2,816	$2,807	$2,823	$2,811

The carrying value of the Term Loan, Secured Senior Notes include the outstanding principal balance, less any unamortized premium. The carrying value of the Term Loan approximates fair value as it bears interest at variable rates and we believe our credit risk is consistent with when the debt originated. The outstanding balances under the Senior Notes have fixed interest rates and the fair value is classified as Level 2 within the fair value hierarchy and corroborated by observable market data (see Note 8 “Debt”).
The carrying amounts of Cash and cash equivalents, Receivables, net and Accounts payable and accrued liabilities approximate their fair values due to the short-term maturities of these instruments.
During the three months ended March 31, 2023 and 2022, there were no transfers in or out of the Level 1, Level 2 or Level 3 classifications.

16. Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standards related to fair value measurements include a hierarchy for information and valuations used in measuring fair value that is broken down into three levels based on reliability, as follows:

•	Level 1 – observable inputs such as quoted prices in active markets for identical assets and liabilities;

•	Level 2 – inputs other than quoted prices for identical assets in active markets that are observable either directly or indirectly; and

•	Level 3 – unobservable inputs in which there is little or no market data which requires the use of valuation techniques and the development of assumptions.
The Company’s financial assets and liabilities measured at fair value on a recurring basis are as follows (in millions):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$134	$—	$134

Total assets recorded at fair value	$—	$134	$—	$134

Liabilities
Contingent consideration liability	—	—	13	13
Seller Earnouts liability	—	—	96	96
Tax receivable agreement liability	—	—	575	575

Total liabilities recorded at fair value	$—	$—	$684	$684

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Interest rate swaps	$—	$17	$—	$17

Total assets recorded at fair value	$—	$17	$—	$17

Liabilities
Interest rate swaps	$—	$9	$—	$9
Contingent consideration liability	—	—	33	33
Seller Earnouts liability	—	—	135	135
Tax receivable agreement liability	—	—	581	581

Total liabilities recorded at fair value	$—	$9	$749	$758

Derivatives
The valuations of the derivatives intended to mitigate our interest rate risk are determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each instrument. This analysis utilizes observable market-based inputs, including interest rate curves, interest rate volatility, or spot and forward exchange rates, and reflects the contractual terms of these instruments, including the period to maturity. In addition, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, are incorporated in the fair values to account for potential non-performance
risk.
Contingent Consideration
The contingent consideration liabilities relate to acquisitions completed during the Successor six months ended December 31, 2021, the Predecessor years ended December 31, 2020 and 2018, and are included in Other current liabilities and Other liabilities on the Consolidated Balance Sheets. The fair value of these liabilities is determined using a discounted cash flow analysis. Changes in the fair value of the liabilities are included in Other (income) expense, net in the Consolidated Statements of Comprehensive Income (Loss). Significant unobservable inputs are used in the assessment of fair value, including assumptions regarding discount rates and probability assessments based on the likelihood of reaching the various targets set out in the acquisition agreements.
The following table summarizes the changes in deferred contingent consideration liabilities (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Beginning balance	$33	$29	$26	$22
Acquisitions	—	8	2	3
Measurement period adjustments	(2)	—	—
Accretion of contingent consideration	1	—	1	—
Remeasurement of acquisition-related contingent consideration	(15)	(2)	—	8
Payments	(4)	(2)	—	(7)

Ending Balance	$13	$33	$29	$26

Non-Recurring
Fair Value Measurements
The Company’s financial liabilities measured at fair value on a non-recurring
basis are as follows (in millions):

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Current portion of long-term debt, net	$31	$31	$38	$38
Long-term debt, net	2,792	2,780	2,830	2,834

Total	$2,823	$2,811	$2,868	$2,872

The carrying value of the Term Loan, Secured Senior Notes and Unsecured Senior Notes include the outstanding principal balances, less any unamortized discount or premium. The carrying value of the Term Loan approximates fair value as it bears interest at variable rates, and we believe our credit risk is consistent with when the debt originated. The outstanding balances under the Senior Notes have fixed interest rates and the fair value is classified as Level 2 within the fair value hierarchy and corroborated by observable market data (see Note 8 “Debt”).
The carrying amounts of Cash and cash equivalents, Receivables, net and Accounts payable and accrued liabilities approximate their fair values due to the short-term maturities of these instruments.
During the Successor year ended December 31, 2022, the six months ended December 31, 2021, the Predecessor six months ended June 30, 2021 and year ended December 31, 2020, there were no transfers in or out of the Level 1, Level 2 or Level 3 classifications.